Personnel expenses - Bonus payment policies (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)
Share-based payment arrangement
Share-based payment expense recognized in consolidated income statement | $		$ 226	$ 226	$ 161
Bonus Plan
Share-based payment arrangement
Shares obligation retention period	1 year	1 year
Share-based payment expense recognized in consolidated income statement | $		$ 294	$ 226	$ 184
Number of days following the anniversaries of the initial date in which the deferred bonus will be paid	30 days	30 days
Percentage paid in cash	50.00%	50.00%
Percentage paid in shares	50.00%	50.00%
Bonus Plan | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 2.7
Share-based payment arrangement
Variable remuneration/Deferral period	5 years	5 years
Immediate Payment Percentage	40.00%	40.00%
Deferred Percentage	60.00%	60.00%
Bonus Plan | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 1.7 and less than 2.7
Share-based payment arrangement
Variable remuneration/Deferral period	5 years	5 years
Immediate Payment Percentage	50.00%	50.00%
Deferred Percentage	50.00%	50.00%
Bonus Plan | Other Beneficiaries
Share-based payment arrangement
Variable remuneration/Deferral period	3 years	3 years
Immediate Payment Percentage	60.00%	60.00%
Deferred Percentage	40.00%	40.00%
Minimum | Bonus Plan
Share-based payment arrangement
Variable remuneration/Deferral period	3 years	3 years
Annual vesting percentage	33.00%	33.00%
Minimum | Bonus Plan | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 2.7
Share-based payment arrangement
Variable remuneration	€ 2.7
Minimum | Bonus Plan | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 1.7 and less than 2.7
Share-based payment arrangement
Variable remuneration	€ 1.7
Maximum | Bonus Plan
Share-based payment arrangement
Variable remuneration/Deferral period	5 years	5 years
Annual vesting percentage	20.00%	20.00%
Maximum | Bonus Plan | Executive officers and members of the identified staff whose total variable remuneration is greater than or equal to 1.7 and less than 2.7
Share-based payment arrangement
Variable remuneration	€ 2.7